Earnings/(Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings/(Loss) Per Share [Abstract]
Earnings/(loss) per share
11.	Earnings/(loss) per share

Basic and diluted net earnings/(loss) per share for each of the year presented were calculated as follows:

	Years ended December 31,
(In thousands of US$ except share data and per share data)	2022	2023	2024
Numerator:
Net (loss)/income	(19,853)	2,811	4,558
Net (loss)/income attributable to ordinary shareholders of the Company for computing basic and diluted net loss/earnings per share	(19,853)	2,811	4,558
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss/earnings per share	312,485,140	371,726,318	376,344,425
Basic and diluted net (loss)/earnings per ordinary share	(0.06)	0.01	0.01

Diluted loss/earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2022	2023	2024
Restricted Shares	7,970,930	7,996,700	7,458,560
Share options awards	18,004,940	17,022,180	16,854,060
Total	25,975,870	25,018,880	24,312,620